Roundhill Sports Betting & iGaming ETF
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Advertising — 0.5%
XLMedia PLC (a)(b)	3,137,252	$1,797,792

Entertainment — 80.0% (e)
888 Holdings PLC (b)	2,028,225	11,759,411
Angler Gaming PLC (b)	3,325,386	5,260,682
Aspire Global PLC (a)(b)(d)	302,761	2,581,682
Bally's Corp. (a)	134,298	6,733,702
bet-at-home.com AG (b)	42,639	1,168,699
Betmakers Technology Group, Ltd. (a)(b)	13,434,832	10,432,503
BETSSON AB (a)	1,224,408	10,188,763
BlueBet Holdings, Ltd. (a)(b)	3,209,625	4,405,099
Caesars Entertainment, Inc. (a)	107,452	12,064,711
Churchill Downs, Inc.	54,753	13,145,100
DraftKings, Inc. - Class A (a)	322,455	15,529,433
Entain PLC (a)(b)	611,730	17,568,731
Evolution Gaming Group AB (b)(d)	63,560	9,696,141
Flutter Entertainment PLC (a)(b)	90,331	17,879,850
Gaming Realms PLC (a)(b)	3,977,087	1,876,870
GAN, Ltd. (a)(b)	645,962	9,605,455
Genius Sports, Ltd. (a)(b)(f)	580,019	10,823,155
Golden Nugget Online Gaming, Inc. (a)	856,397	14,875,616
International Game Technology PLC (a)(b)	302,114	7,951,640
Kambi Group PLC (a)(b)	309,170	7,371,834
Kindred Group PLC - SDR (b)	924,247	13,992,778
La Francaise des Jeux SAEM (b)(d)	121,697	6,274,902
LeoVegas AB (b)(d)	1,589,945	6,222,713
OPAP SA (b)	460,953	7,147,883
Penn National Gaming, Inc. (a)	216,823	15,710,995
PointsBet Holdings, Ltd. (a)(b)	1,923,550	14,172,663
Rush Street Interactive, Inc. (a)	1,335,460	25,654,187
Scientific Games Corp. (a)	148,405	12,328,003
Tabcorp Holdings, Ltd. (b)	2,976,070	10,555,346
Tokyotokeiba Co., Ltd. (b)	171,100	6,747,390
		309,725,937
Internet — 7.4%
Catena Media PLC (a)(b)(f)	883,199	5,988,577
Gaming Innovation Group, Inc. (a)	1,191,623	2,689,231
Score Media and Gaming, Inc. (b)	580,421	19,893,342
		28,571,150
Lodging — 3.9%
Boyd Gaming Corp. (a)	120,991	7,653,891
MGM Resorts International	169,643	7,320,095
		14,973,986

Software — 8.0%
Better Collective AS (a)(b)	369,487	7,872,433
Bragg Gaming Group, Inc. (f)	679,255	6,519,904
Playtech PLC (a)(b)	1,931,398	12,218,863
Scout Gaming Group AB (a)(b)	174,945	577,914
Skillz, Inc. (a)(f)	397,814	3,906,534
		31,095,648
TOTAL COMMON STOCKS (Cost $383,356,728)		386,164,513

SHORT-TERM INVESTMENTS — 0.1%
Money Market Fund — 0.1%
First American Government Obligations Fund - Class X, 0.03% (c)	412,217	412,217
TOTAL SHORT-TERM INVESTMENTS (Cost $412,217)		412,217

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
First American Government Obligations Fund - Class X, 0.03% (c)		7,574,659
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,574,659)	7,574,659	7,574,659

TOTAL INVESTMENTS (Cost $391,343,604) — 101.9%		394,151,389
Other assets and liabilities, net — (1.9)%		(7,152,073)
NET ASSETS — 100.0%		$386,999,316

PLC	Public Limited Company
SDR	Special Drawing Rights
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	All or a portion of this security is on loan as of September 30, 2021. The market value of securities out on loan is $7,479,204.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	34.9%
Australia	10.1%
Malta	8.9%
Isle of Man	7.6%
Sweden	6.8%
Canada	6.7%
Ireland	4.5%
United Kingdom	4.2%
Gibraltar	3.0%
Guernsey	2.8%
Bermuda	2.4%
Denmark	2.0%
Greece	1.8%
Japan	1.7%
France	1.6%
Germany	0.3%
Jersey	0.5%
Total Country	99.8%
SHORT-TERM INVESTMENTS	0.1%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	2.0%
TOTAL INVESTMENTS	101.9%
Other assets and liabilities, net	-(1.9)%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$386,164,513	$-	$-	$386,164,513
Money Market Funds	412,217	-	-	412,217
Investments Purchased With Proceeds From Securities Lending	7,574,659	-	-	7,574,659
Total Investments - Assets	$394,151,389	$-	$-	$394,151,389

* See the Schedule of Investments for industry classifications.